FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a) or fiscal year ending: 12/31/07(b)

Is this a transition report?:(Y/N) N
                                  ---

Is this an amendment to a previous filing? (Y/N) N
                                                ---

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing form.

1. A.    Registrant Name: RiverSource Variable Annuity Fund A
   B.    File Number: 811-1653
   C.    Telephone Number:(612)671-5682

2. A.    Street: 70100 Ameriprise Financial Center
   B.    City: Minneapolis C. State: MN D. Zip Code: 55474 Zip Ext.
   E.    Foreign Country:

3.    Is this the first filing on this form by the Registrant? (Y/N) N
                                                                    ---

4.    Is this the last filing on this form by Registrant? (Y/N) N
                                                               ---

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes) complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) Y
                                                        ---

      [If answer is "Y" (Yes) complete only items 111 through 132.]

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For period ending 12/31/07                        If filing more than one
File number 811-1653                                   Page 47, "X" box: _____

UNIT INVESTMENT TRUSTS

111. A.    Depositor Name: RiverSource Life Insurance Company
     B.    File Number (If any):8-14124
     C.    City: Minneapolis State: MN Zip Code: 55474 Zip Ext.:
           Foreign Country:               Foreign Postal Code:

111. A.    Depositor Name:
     B.    File Number (If any):
     C.    City:        State:          Zip Code:       Zip Ext.:
           Foreign Country:               Foreign Postal Code:

112. A.    Sponsor Name:
     B.    File Number (If any):
     C.    City:        State:          Zip Code:       Zip Ext.:
           Foreign Country:               Foreign Postal Code:

112. A.    Sponsor Name:
     B.    File Number (If any):
     C.    City:        State:          Zip Code:       Zip Ext.:
           Foreign Country:               Foreign Postal Code:

For period ending  12/31/07                       If filing more than one
File number  811-1653                                  Page 48, "X" box:______

113. A.    Trustee Name:
     B.    City:        State:          Zip Code:       Zip Ext.:
           Foreign Country:               Foreign Postal Code:

113. A.    Trustee Name:
     B.    City:        State:          Zip Code:       Zip Ext.:
           Foreign Country:               Foreign Postal Code:

114. A.    Principal Underwriter Name: RiverSource Distributors, Inc.
     B.    File Number: 8-67196
     C.    City: Minneapolis State: MN Zip Code: 55474 Zip Ext.:
           Foreign Country:            Foreign Postal Code:

114. A.    Principal Underwriter Name:
     B.    File Number:
     C.    City:        State:          Zip Code:       Zip Ext.:
           Foreign Country:               Foreign Postal Code:

115. A.    Independent Public Accountant Name: Ernst & Young LLP
     B.    City: Minneapolis State: MN Zip Code: 55402 Zip Ext.:
           Foreign Country:              Foreign Postal Code:

115. A.    Independent Public Accountant Name:
     B.    City:        State:          Zip Code:       Zip Ext.:
           Foreign Country:               Foreign Postal Code:

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For period ending  12/31/07                     If filing more than one
File number  811-1653                                Page 49, "X" box:_____

116. Family of investment companies information:

     A.    Is Registrant part of a family of investment companies? (Y/N) Y
                                                                         -

     B. Identify the family in 10 letters: IDSLIFESEP (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.    Is Registrant a separate account of an insurance company? (Y/N) Y
                                                                           -

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.    Variable annuity contracts? (Y/N) Y
     C.    Scheduled premium variable life contracts? (Y/N) N
     D.    Flexible premium variable life contracts? (Y/N) N
     E. Other types of insurance products registered under the Securities Act of 1933? (Y/N) N
                              -

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1
                                                            -

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period 0
                                                               -

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) 0
                                                              -

121. State the number of series for which a current prospectus was in existence at the end of the period 1
                              -

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 0

For period ending  12/31/07                     If filing more than one
File number  811-1653                                Page 50, "X" box:______

123. State the total value of the additional units considered in answering item 122 ($000's omitted) 0
                          -

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124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) 0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) 0

126. Of the amount shown in item 125, state the total dollar amount sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                              Number of   Total Assets  Total Income
                                                                               Series     ($000's       Distributions
                                                                              Investing   omitted)      ($000's omitted)
A. U.S. Treasury direct issue                                                 ________    $_________    $________

B. U.S. Government agency                                                     ________    $_________    $________

C. State and municipal tax-free                                               ________    $_________    $________

D. Public utility debt                                                        ________    $_________    $________

E. Brokers or dealers debt or debt
   of brokers' or dealers' parent                                             ________    $_________    $________

F. All other corporate intermed. & long-term debt                             ________    $_________    $________

G. All other corporate short-term debt                                        ________    $_________    $________

H. Equity securities of brokers or dealers or parents of brokers or dealers   ________    $_________    ________

I. Investment company equity securities                                       ________    $_________    $________

J. All other equity securities                                                ____1___    $   187,860   $_____0__
                                                                                          -----------

K. Other securities                                                           ________    $_________    $________

L. Total assets of all series of registrant                                   ________    $   187,860   $________


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For period ending  12/31/07                     If filing more than one
File number  811-1653                                 Page 51, "X" box:______

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N
                                                                            ---

      [If answer is "N" (No), go to item 131.] Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) ___

      [If answer is "N" (No), go to item 131.] Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) ___

                                     Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $ 2,060
                                        -------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-1653     811-______        811-______       811-______     811-______
         ----

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______

     811-______   811-______        811-______       811-______     811-______


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SIGNATURE PAGE

This report is signed on behalf of the Registrant indicated in Item 1.A.

City of: Minneapolis      State of: Minnesota     Date: February 20, 2008

RiverSource Variable Annuity Fund A

    /s/ David K. Stewart                     /s/ Andrea L. Kelly
By: David K. Stewart               Witness:  Andrea L. Kelly
    Vice President and Controller            Assistant Secretary

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